UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04605

First Financial Fund, Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Fund Administrative Services 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant's telephone number, including area code:		303-444-5483

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments.

Portfolio of Investments as of 31 December, 2007 (Unaudited)	First Financial Fund, Inc.

Shares	Description	Value (Note 1)

LONG TERM INVESTMENTS-105.9%
DOMESTIC COMMON STOCKS-78.3%
Banks & Thrifts-36.5%
41,000	1st United Bancorp, Inc.† (a)(b)	$594,500
83,490	Alliance Bankshares Corporation†	550,199
541,900	AmeriServ Financial, Inc.† (a)	1,501,063
251,735	Bancorp, Inc.†	3,388,353
11,900	Bank of Commerce Holdings	103,114
82,600	Bank of Florida Corporation†	949,900
34,000	Bank of Marin	963,900
83,300	Bank of Virginia†	499,800
648,060	BankAtlantic Bancorp, Inc. Class A	2,657,046
256,200	BankFinancial Corporation	4,053,084
57,000	BCB Bancorp, Inc.	886,350
154,300	Benjamin Franklin Bancorp, Inc.	2,039,846
48,552	Beverly Hills Bancorp, Inc.	247,615
64,300	Beverly National Corporation	1,311,720
22,100	Bridge Capital Holdings†	472,940
7,600	Cambridge Bancorp	226,480
157,176	Capital Corporation of the West	3,053,930
180,100	Cardinal Financial Corporation	1,678,532
85,000	Cardinal State Bank†	1,312,400
51,243	Carolina Trust Bank†	765,827
340,815	CCF Holding Company (c)	3,578,557
3,500	Central Virginia Bankshares, Inc.	63,700
55,100	Centrue Financial Corporation	1,225,424
9,261	Coastal Banking Company, Inc.†	125,487
286,400	Commerce Bancorp, Inc.	10,923,296
60,000	Community Bank (a) (b)	4,152,000
66,000	Community Bank of Orange, N.A. (a)	211,200
75,800	Connecticut Bank & Trust†	430,544
114,831	Dearborn Bancorp, Inc.†	875,012
122,000	Eastern Virginia Bankshares	2,067,900
97,200	FC Holdings, Inc. (a) (b)	972,000
100,000	Federal City National Bank (a) (b)	443,000
5,700	First Advantage Bancorp†	60,990
39,700	First American International (a) (b)	1,191,000
141,978	First California Financial Group, Inc.† (a)	1,284,901
17,400	First Capital Bancorp, Inc.†	204,450
47,000	First Indiana Corporation	1,504,000
219,534	First Regional Bancorp†	4,146,997
234,400	First Security Group, Inc.	2,102,568
66,726	First Southern Bancorp (a) (b)	1,234,431
28,200	First State Bank (b)	190,350
2,880	First Trust Bank†	37,152
193,261	Florida Capital Group (a) (b)	2,077,556
15,645	FNB Bancorp	357,332

Shares	Description	Value (Note 1)
Banks & Thrifts - continued
121,936	Gateway Financial Holdings	$1,454,696
137,700	Great Florida Bank Class A†	1,463,751
70,000	Great Florida Bank Class A†	744,100
15,300	Great Florida Bank Class B†	154,148
228,000	Hampshire First Bank† (a)	2,238,960
33,527	Heritage Oaks Bancorp	422,440
49,200	ICB Financial (a)	268,140
102,446	International Bancshares Corporation	2,145,219
19,000	Katahdin Bankshares Corporation (a) (b)	290,700
36,100	Leesport Financial Corporation	644,385
70,085	MetroCorp Bancshares, Inc.	911,105
905,600	National Bancshares, Inc. (a) (b)	2,218,720
39,900	New England Bancshares, Inc. (a)	427,329
138,600	NewBridge Bancorp	1,495,494
1,100	North Dallas Bank & Trust Company	66,468
103,266	Northfield Bancorp, Inc.†	1,117,338
51,187	Northrim Bancorp, Inc.	1,091,317
40,500	Oak Ridge Financial Services, Inc.†	394,875
2,500	Old Point Financial Corporation	50,875
54,208	Parkway Bank†	590,867
130,500	Pennsylvania Commerce Bancorp†	3,634,425
122,000	People’s United Financial, Inc.	2,171,600
163,590	Pilot Bancshares, Inc. (a)	1,451,861
190,540	Republic First Bancorp, Inc.†	1,314,726
65,945	SCBT Financial Corporation	2,088,478
170,000	Signature Bank†	5,737,500
111,615	Southern Connecticut Bancorp, Inc.†	831,532
92,369	Southern First Bancshares, Inc.†	1,269,150
302,900	Square 1 Financial, Inc. (a) (b)	4,543,500
97,500	State Bancorp, Inc. (a)	1,267,500
84,159	Sterling Bank	620,249
32,450	SuffolkFirst Bank†	235,262
230,845	Sun Bancorp, Inc.†	3,642,734
79,800	TIB Financial Corporation	679,896
71,900	Tidelands Bancshares, Inc. (a)	736,975
155,100	UMB Financial Corporation	5,949,636
52,148	Valley Commerce Bancorp†	786,131
177,763	Wainwright Bank & Trust Company	2,353,582
		124,222,110

Diversified Financial Services-4.9%
25,000	CMET Financial Holdings, Inc. (a) (b)	477,750
165,700	Goldleaf Financial Solutions†	263,463
276,300	Highland Financial Trust† (a) (b) (d)	4,818,672
60,000	Independence Financial Group, Inc. (a) (b)	630,000
93,615	Mackinac Financial Corporation (a)	840,663
175,100	Muni Funding Co of America, LLC (a) (b) (d)	1,050,600

Shares	Description	Value (Note 1)
Diversified Financial Services - continued
455,100	Ocwen Structured Investments, LLC (a) (b)	$2,223,164
265,000	Resource Capital Corporation (a)	2,467,150
466,667	Terra Nova Financial Group† (a)	709,333
86,900	The Western Union Company	2,109,932
117,200	TICC Capital Corporation	1,080,584
		16,671,311

Insurance-4.3%
241,100	AmTrust Financial Services, Inc. (a) (d)	3,319,947
50,200	Assurant, Inc.	3,358,380
36,600	ProAssurance Corporation†	2,010,072
77,800	Procentury Corporation	1,194,230
345,833	UCBH Holdings, Inc.	4,896,995
		14,779,624

Mortgages & REITS-11.6%
630,219	Anworth Mortgage Asset Corporation; REIT	5,205,609
166,000	Arbor Realty Trust, Inc.; REIT	2,674,260
110,617	Capstead Mortgage Corp.; REIT	1,459,038
458,300	Cypress Sharpridge (a) (b) (d)	4,124,700
153,500	Deerfield Capital Corporation; REIT	1,228,000
55,000	Embarcadero Bank (a) (b)	551,100
238,850	Hatteras Financial Corporation; REIT† (a) (b) (d)	4,777,000
693,724	MFA Mortgage Investments, Inc.; REIT	6,416,947
155,504	Newcastle Investment Holdings Corporation; REIT (b)	992,116
382,754	Thornburg Mortgage, Inc.†	9,186,096
87,900	Verde Realty (a) (b)	2,900,700
		39,515,566

Savings & Loans-21.0%
236,800	Abington Bancorp, Inc.	2,225,920
75,500	American Bancorp of NJ	764,815
34,100	Appalachian Bancshares, Inc.†	338,613
108,201	Bankunited Financial Corporation, Class A	746,587
151,500	Beacon Federal Bancorp, Inc.†	1,515,000
317,000	Beneficial Mutual Bancorp, Inc.†	3,081,240
74,726	Berkshire Hills Bancorp, Inc.	1,942,876
129,280	Broadway Financial Corporation (c)	1,133,786
60,100	Carver Bancorp, Inc.	822,769
81,700	Central Federal Corporation	315,362
324,800	CFS Bancorp, Inc.	4,755,072
24,400	Charter Financial Corporation	902,800
34,500	Citizens Community Bank†	431,250
54,700	Citizens First Bancorp, Inc.	671,169
26,900	ECB Bancorp, Inc.	688,102
396,200	ESSA Bancorp, Inc.†	4,473,098
32,500	Fidelity Federal Bancorp (b)	755,625

Shares	Description	Value (Note 1)
Savings & Loans - continued
25,638	First Community Bank Corporation of America†	$282,018
31,188	First Financial Northwest, Inc.†	306,890
129,400	Firstfed Financial Corporation†	4,635,108
58,905	Flushing Financial Corporation	945,425
43,400	Georgetown Bancorp, Inc.†	299,460
222,900	Hampden Bancorp, Inc.	2,226,771
3,630	HF Financial Corporation	54,995
327,448	Home Federal Bancorp, Inc.	3,287,578
93,100	Jefferson Bancshares, Inc.	940,310
81,700	Legacy Bancorp, Inc.	1,083,342
66,000	Liberty Bancorp, Inc.	676,500
130,712	LSB Corporation	2,071,785
310,300	MidCountry Financial Corporation (a) (b)	5,275,100
113,200	Newport Bancorp, Inc.†	1,335,760
67,100	Old Line Bancshares, Inc.	540,155
50,500	Oritani Financial Corporation†	621,150
110,400	Osage Bancshares, Inc.†	929,568
163,300	Pacific Premier Bancorp, Inc.†	1,128,403
165,930	Perpetual Federal Savings Bank (c)	3,492,826
17,500	Privee LLC (a) (b)	2,782,500
75,100	Provident Financial Holdings, Inc.	1,236,146
40,650	Redwood Financial, Inc.† (c)	650,400
90,000	River Valley Bancorp (c)	1,286,100
87,500	Rome Bancorp, Inc.	1,012,375
6,300	Royal Financial, Inc.†	85,050
289,600	SI Financial Group, Inc.	2,867,040
89,540	Southcoast Financial Corporation†	1,275,945
100,000	Sterling Eagle (a) (b)	74,750
110,500	Third Century Bancorp (c)	1,049,750
317,349	United Financial Bancorp, Inc.	3,519,400
		71,536,684

Other*-0.0%
2,800	MedAssets, Inc.†	67,032
	Total domestic common stocks (cost $267,694,073)	266,792,327

FOREIGN COMMON STOCKS-27.5%

Bermuda-5.9%
28,500	Arch Capital Group, Ltd.†	2,004,975
112,718	Catlin Group Ltd.	859,362
112,000	CRM Holdings, Ltd.†	876,960
47,066	Investco, Ltd.	1,486,344
73,000	IPC Holdings, Ltd.	2,107,510
375,700	Maiden Holdings, Ltd. (a) (b) (d)	3,005,600
131,200	MF Global, Ltd.†	4,128,864
34,300	Platinum Underwriters Holdings, Ltd.	1,219,708

Shares	Description	Value (Note 1)
Bermuda - continued
36,500	RAM Holdings, Ltd.†	$180,310
8,000	White Mountains Insurance Group, Ltd.	4,112,400
		19,982,033

Brazil-3.9%
972,700	Banco Industrial e Comercial S.A.†	5,940,028
50,400	Banco Itau Holding Financeira S.A.	1,288,315
118,000	Bolsa de Mercadorias e Futuros - BM&F†	1,657,303
221,600	Bovespa Holding S.A.†	4,270,157
		13,155,803

Canada-2.7%
293,148	Canadian Western Bank	9,311,707

Cayman Islands-0.2%
526,500	Greentown China Holdings, Ltd.	823,775

Denmark-0.7%
12,690	Gronlandsbanken	2,311,548

Germany-2.8%
48,114	Deutsche Postbank AG	4,273,464
531,000	European Capital Beteiligung (a)	5,415,032
		9,688,496
Guernsey-2.7%
133,983	European Capital, Ltd.	1,367,311
427,001	KKR Private Equity Investors, LLP	7,754,338
		9,121,649

Hong Kong-0.7%
805,500	BOC Hong Kong Holdings, Ltd.	2,257,185

Liechtenstein-0.8%
30,820	Liechtenstein Landesbank	2,708,643

Netherlands-1.1%
96,860	ING Groep N.V.	3,788,180

Singapore-0.0%
214,000	ARA Asset Management, Ltd.† (d)	147,181

Sweden-0.3%
61,000	Intrum Justitia AB	1,085,376

Switzerland-3.5%
22,390	Augsburg Re AG (a) (b) (d)	—
44,125	Augsburg Re AG Convertible Debt (a) (b) (d)	14,440
20,463	Basler Kantonalbank	2,076,756
32,219	Credit Suisse Group	1,938,006

Shares/ Par Value	Description	Value (Note 1)
Switzerland - continued

8,968	Luzerner Kantonalbank	$2,075,358
89,969	Paris Re, Holdings Ltd.† (a)	1,854,703
5,891	St Galler Kantonalbank†	2,591,280
8,447	Valiant Holding	1,319,109
		11,869,652

Turkey-0.0%*
—	Turkiye Vakiflar Bankasi T.A.O.	1

United Kingdom-2.2%
1,683,984	Aberdeen Asset Management, PLC	5,556,171
234,552	Paragon Group Companies, PLC	625,645
32,240	Standard Chartered, PLC	1,183,423
		7,365,239
	Total foreign common stocks (cost $90,467,775)	93,616,468

WARRANTS-0.1%
195,000	Dime Bancorp, Inc., Warrant, Expires 12/26/50†	31,590
12,300	ICB Financial, Warrant, Expires 6/30/09†(a) (b)	—
26,500	Resource Capital Corporation, Warrant, Expires 12/31/09†(a) (b)	17,538
2,333,333	Terra Nova Financial Group, Warrant, Expires 3/20/11†(a) (b)	107,940
	Total Warrants (cost $—)	157,068

	Total long term investments (cost $358,161,848)	360,565,863

SHORT TERM INVESTMENT-3.7%

Repurchase Agreement-3.7%
12,500,000	Merrill Lynch & Co. Triparty Mortgage Repo, 4.500% dated 12/31/2007, to be repurchased at $12,503,125 on 1/02/2008, collateralized by U.S. Government Agency Security with a market value plus interest of $12,750,329, rate of 6.50% and maturity of 08/01/2037. (cost $12,500,000)	12,500,000

Total Investments-109.6%
	(cost $370,661,848)	373,065,863
	Other Assets and Liabilities-(9.6)%	(32,530,536)
	Net Assets-100%	340,535,327

†	Non-income producing security.
*	Amount represents less than 0.1% of net assets.
(a)	Private Placement restricted as to resale and does not have a readily available market.
(b)	Indicates a fair valued security. Total market value for fair value securities is $52,487,052 representing 15.4% of total net assets.
(c)	Affiliated Company. See Note 8 to Financial Statements.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.

REIT -	Real Estate Investment Trust

FIRST FINANCIAL FUND, INC.

Notes to Schedule of Investments

October 31, 2007 (Unaudited)

Note 1. Valuation and Investment Practices

Securities Valuation: Securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over-the-counter) are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Where market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value (“Fair Value Securities”), securities are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser. In such circumstances, the adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security. Thereafter, the adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate. The Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase Agreements: The Fund may enter into repurchase agreement transactions with United States financial institutions. It is the Fund’s policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. The value of the collateral at the time of the execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in gains and losses on investment securities sold.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the portfolios. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis, using the effective interest method.

Dividend income from investments in real estate trusts (“REITs”) is recorded at management’s estimate of income included in distributions received.  Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amount of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

Interest rate swaps: The Fund may enter into interest rate swap transactions, with institutions that Management has determined are creditworthy, to reduce the risk that an increase in short-term interest rates could reduce common share net earnings as a result of leverage. Under the terms of the interest rate swap contracts, the Fund agrees to pay the swap counter party a fixed-rate payment in exchange for the counter party’s paying the Fund a variable-rate payment that is intended to approximate all or a portion of the Fund’s variable-rate payment obligation on the Fund’s Preferred Shares. The fixed-rate and variable-rate payment flows are netted against each other, with the difference being paid by one party to the other on a monthly basis. The Fund segregates cash or liquid securities having a value at least equal to the Fund’s net payment obligations under any swap transaction, marked to market daily.

Risks may arise if the counter party to a swap contract fails to comply with the terms of its contract. The loss incurred by the failure of a counter party is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Additionally, risks may arise from movements in interest rates unanticipated by Management.

Periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment streams on the swaps. The unrealized gains/losses associated with the periodic interim net interest payments are reclassified to realized gains/losses in conjunction with the actual net receipt or payment of such amounts. The reclassifications do not impact the Fund’s total net assets applicable to common shareholders or its total net increase/(decrease) in net assets applicable to common shareholders resulting from operations. At December 31, 2007, the Fund had outstanding interest rate swap contracts as follows:

			Rate Type
Swap Counter Party	Notional Amount	Termination Date	Fixed-rate Payments Made by The Fund	Variable-rate Payments Received by The Fund	Accrued Net Interest Receivable	Unrealized Appreciation	Total Fair Value

Morgan Stanley	$100,000,000	December 20, 2014	(0.700)%	(0.127)%	$(21,389)	$591,448	$588,546

Note 2.  Unrealized Appreciation/(Depreciation)

On October 31, 2007,   based on cost of  $371,150,620 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $45,871,202 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $43,955,959.

Note 3. Transactions With Affiliated Companies

Transactions during the period with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance	Ending Share Balance	Dividend Income	Market Value

Broadway Financial Corporation	129,280	129,280	19,392	1,133,786
CCF Holding Company	340,815	340,815	126,101	3,578,557
Perpetual Federal Savings Bank	165,930	165,930	124,447	3,492,826
Redwood Financial, Inc.	40,650	40,650	—	650,400
River Valley Bancorp	90,000	90,000	54,900	1,286,100
Third Century Bancorp	110,500	110,500	13,260	1,049,750

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	First Financial Fund, Inc.

By	/s/ Stephen C. Miller
Stephen C. Miller, President (Principal Executive Officer)

Date	2/22/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Miller
Stephen C. Miller, President (Principal Executive Officer)

Date	2/22/08

By	/s/ Carl. D. Johns
Carl D. Johns, Vice President and Treasurer (Principal Financial Officer)

Date	2/22/08